COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.7%
	AEROSPACE & DEFENSE - 2.1%
15,079	Hexcel Corporation	$ 1,122,782
4,316	Huntington Ingalls Industries, Inc.	1,258,632
		2,381,414
	ASSET MANAGEMENT - 5.0%
45,910	Brookfield Infrastructure Corporation, Class A	1,522,835
25,954	Cohen & Steers, Inc.	1,908,917
17,826	Hamilton Lane, Inc., Class A	2,047,315
		5,479,067
	BANKING - 4.0%
39,856	Bank OZK	1,745,693
68,445	Home BancShares, Inc.	1,605,720
19,283	Prosperity Bancshares, Inc.	1,203,452
		4,554,865
	BIOTECH & PHARMA - 1.0%
44,004	Perrigo Company plc	1,155,545

	CABLE & SATELLITE - 0.8%
2,018	Cable One, Inc.	920,208

	CHEMICALS - 1.7%
16,700	Element Solutions, Inc.	392,450
7,343	Quaker Chemical Corporation	1,472,272
		1,864,722
	COMMERCIAL SUPPORT SERVICES - 4.0%
48,825	GFL Environmental, Inc.	1,761,605
15,359	Insperity, Inc.	1,563,393
6,727	UniFirst Corporation	1,134,979
		4,459,977
	CONSTRUCTION MATERIALS - 1.7%
5,550	Carlisle Companies, Inc.	1,942,500

	ELECTRICAL EQUIPMENT - 3.8%
13,958	BWX Technologies, Inc.	1,407,385
39,989	Cognex Corporation	1,577,565

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	ELECTRICAL EQUIPMENT - 3.8% (Continued)
5,494	Littelfuse, Inc.	$ 1,308,891
		4,293,841
	ENGINEERING & CONSTRUCTION - 1.6%
10,427	Tetra Tech, Inc.	1,848,916

	FORESTRY, PAPER & WOOD PRODUCTS - 1.3%
12,781	UFP Industries, Inc.	1,465,086

	GAS & WATER UTILITIES - 1.1%
11,772	Chesapeake Utilities Corporation	1,201,097

	HEALTH CARE FACILITIES & SERVICES - 8.2%
2,635	Chemed Corporation	1,649,853
26,963	Encompass Health Corporation	2,006,047
20,517	Ensign Group, Inc. (The)	2,562,984
10,034	Quest Diagnostics, Inc.	1,253,146
16,088	US Physical Therapy, Inc.	1,709,672
		9,181,702
	HOUSEHOLD PRODUCTS - 1.5%
11,211	Inter Parfums, Inc.	1,644,878

	INDUSTRIAL INTERMEDIATE PROD - 1.4%
7,175	Valmont Industries, Inc.	1,520,598

	INDUSTRIAL REIT - 1.4%
24,833	Terreno Realty Corporation	1,596,762

	INDUSTRIAL SUPPORT SERVICES - 1.1%
8,337	WESCO International, Inc.	1,246,298

	INSURANCE - 3.4%
11,211	Globe Life, Inc.	1,423,012
4,765	Kinsale Capital Group, Inc.	2,459,598
		3,882,610

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	INTERNET MEDIA & SERVICES - 1.5%
34,811	Shutterstock, Inc.	$ 1,697,384

	LEISURE FACILITIES & SERVICES - 6.3%
13,454	Churchill Downs, Inc.	1,639,639
3,980	Domino's Pizza, Inc.	1,784,433
34,194	Travel + Leisure Company	1,528,130
6,334	Wingstop, Inc.	2,223,551
		7,175,753
	LEISURE PRODUCTS - 1.5%
19,564	Brunswick Corporation	1,709,894

	MACHINERY - 3.2%
6,278	Nordson Corporation	1,667,751
11,099	Standex International Corporation	1,920,127
		3,587,878
	MEDICAL EQUIPMENT & DEVICES - 4.0%
27,636	LeMaitre Vascular, Inc.	1,934,520
8,240	STERIS plc	1,919,178
20,012	Stevanato Group SpA	663,398
		4,517,096
	OIL & GAS PRODUCERS - 5.4%
7,904	Chord Energy Corporation	1,284,005
20,797	Civitas Resources, Inc.	1,428,338
27,468	Matador Resources Company	1,734,604
47,031	Northern Oil and Gas, Inc.	1,680,418
		6,127,365
	PUBLISHING & BROADCASTING - 1.2%
8,016	Nexstar Media Group, Inc.	1,332,019

	REAL ESTATE SERVICES - 1.0%
88,793	eXp World Holdings, Inc.	1,163,188

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	RETAIL - CONSUMER STAPLES - 1.8%
6,727	Casey's General Stores, Inc.	$ 2,048,304

	RETAIL - DISCRETIONARY - 2.0%
12,388	Dick's Sporting Goods, Inc.	2,203,701

	SELF-STORAGE REITS - 1.2%
30,831	CubeSmart	1,344,540

	SEMICONDUCTORS - 3.8%
29,374	Kulicke & Soffa Industries, Inc.	1,398,790
18,443	Power Integrations, Inc.	1,317,937
8,689	Universal Display Corporation	1,515,535
		4,232,262
	SOFTWARE - 1.4%
22,043	Concentrix Corporation	1,597,015

	SPECIALTY FINANCE - 1.4%
39,520	Air Lease Corporation	1,584,752

	STEEL - 2.2%
7,624	Reliance Steel & Aluminum Company	2,448,981

	TECHNOLOGY SERVICES - 9.0%
13,678	Booz Allen Hamilton Holding Corporation	2,020,378
9,754	Broadridge Financial Solutions, Inc.	1,985,719
3,363	FactSet Research Systems, Inc.	1,555,657
9,081	Jack Henry & Associates, Inc.	1,578,005
5,550	Morningstar, Inc.	1,657,175
17,770	TransUnion	1,379,485
		10,176,419
	TELECOMMUNICATIONS - 1.5%
21,414	Cogent Communications Holdings, Inc.	1,732,607

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	TRANSPORTATION & LOGISTICS - 1.3%
7,456	Landstar System, Inc.	$ 1,418,131

	TRANSPORTATION EQUIPMENT - 1.5%
22,815	Allison Transmission Holdings, Inc.	1,718,654

	WHOLESALE - DISCRETIONARY - 1.4%
3,868	Pool Corporation	1,539,928

	TOTAL COMMON STOCKS (Cost $98,318,371)	109,995,957

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.1%
	MONEY MARKET FUND - 3.1%
3,496,091	Northern Institutional Treasury Portfolio, 5.16% (Cost $3,496,091)(a)	3,496,091

	TOTAL INVESTMENTS - 100.8% (Cost $101,814,462)	$ 113,492,048
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(859,671)
	NET ASSETS - 100.0%	$ 112,632,377

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of February 29, 2024.